Leases	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Leases
9. Leases
The company currently maintains operating leases for both buildings and equipment under short-term lease arrangements. Total expense related to these arrangements was $377 thousand and $37 thousand for the years ended December 31, 2021 and 2020, respectively.
As of December 31, 2021, the maturities of lease liabilities under non-cancelable
operating leases were as follows:

Operating Leases
Year ending December 31,
(in thousands)
2022	$139
2023	96
2024	90

Total lease payments	$325